Summary of Significant Accounting Policies and Basis of Presentation (Details 1) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Accounting Policies [Abstract]
Outstanding at January 1,2020
Fair value of issued level 3 liability	276
Changes in fair value	(9)
Outstanding at March 31,2020	$ 267